Document and Entity Information	0 Months Ended
Mar. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Apr. 20, 2015
Document Effective Date	Apr. 20, 2015
Prospectus Date	Apr. 20, 2015
AlphaMark Actively Managed Small Cap ETF | AlphaMark Actively Managed Small Cap ETF
Risk/Return:
Trading Symbol	SMCP